ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Aug. 31, 2017
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following at August 31, 2017 and 2016:

	August 31,	August 31,
	2017	2016
Trade Payables	$334,132	$53,290
Credit Card Payable	56,501	1,985
Payroll Liabilities	25,636	-
Other Payable	5,480	-
Total accounts payable and accrued liabilities	$421,749	$55,275